United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Federated International High Income Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--0.0%
		Cable & Wireless Television--0.0%
2,500	1	Satelites Mexicanos S.A., DE CV, Class Ins (IDENTIFIED COST $927,252)	$1,250
		CORPORATE BONDS--21.3%
		Banking--5.9%
$1,750,000	2,3	Banco Credito del Peru, Sub. Note, Series 144A, 6.95%, 11/7/2021	1,758,750
1,200,000	2,3	ICICI Bank Ltd., Note, Series 144A, 6.625%, 10/3/2012	1,220,341
500,000	2,3	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	320,000
1,500,000	2,3	RSHB Capital S.A., Note, Series 144A, 9.00%, 6/11/2014	1,601,100
1,500,000	2,3	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,350,000
		TOTAL	6,250,191
		Broadcast Radio & TV--2.2%
2,000,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,330,120
		Cable & Wireless Television--0.3%
1,367,149		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	293,937
		Container & Glass Products--1.3%
1,300,000		Vitro SA, Note, 11.75%, 11/1/2013	520,000
2,000,000		Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	800,000
		TOTAL	1,320,000
		Government Agency--0.4%
400,000	2,3	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.50%, 6/10/2019	416,673
		Metals & Mining--3.6%
2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	1,955,000
1,750,000		Vale Overseas Ltd., 6.875%, 11/21/2036	1,780,523
		TOTAL	3,735,523
		Oil & Gas--6.6%
700,000	2,3	Ecopetrol SA, Series 144A, 7.625%, 7/23/2019	749,910
2,960,000	2,3	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	3,115,400
1,000,000	2,3	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	1,084,000
1,050,000	2,3	Petroleos Mexicanos, Note, Series 144A, 8.00%, 5/3/2019	1,171,274
1,000,000	2,3	Transportadora de Gas de Sur S.A., Series 144A, 7.875%, 5/14/2017	827,500
		TOTAL	6,948,084
		Utilities--1.0%
1,000,000	2,3	ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017	1,075,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,015,738)	22,369,528
		FLOATING RATE LOAN—0.5%
500,000	4	Carolbrl, 4.098%, 9/30/2010 (IDENTIFIED COST $496,296)	502,500
		GOVERNMENTS/AGENCIES--72.0%
		Sovereign--72.0%
1,060,000		Argentina, Government of, 12.00%, 6/19/2031	254,400
2,850,000		Argentina, Government of, Bond, 0.943%, 8/3/2012	752,400
9,461,469		Argentina, Government of, Note, 8.28%, 12/31/2033	5,724,189
1,000,000		Argentina, Government of, Unsub., 2.50%, 12/31/2038	287,500
7,400,000		Brazil, Government of, 6.00%, 8/15/2010	7,333,476
2,900,000		Brazil, Government of, Note, 10.00%, 1/1/2017	1,365,377
1,500,000		Brazil, Government of, Note, 6.00%, 5/15/2015	1,465,397
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	2,565,600
2,821,000,000		Colombia, Government of, 9.85%, 6/28/2027	1,433,648
2,500,000	2,3	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	2,850,000
1,400,000	2,3	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	1,904,000
1,760,000		Panama, Government of, 6.70%, 1/26/2036	1,821,600
4,276,000		Peru, Government of, 6.55%, 3/14/2037	4,382,900
1,000,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 7/15/2019	1,076,240
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	4,340,270
9,648,000	2,3	Russia, Government of, Unsub., Series 144A, 7.50%, 3/31/2030	9,889,200
500,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 5/27/2019	538,750
4,200,000		Turkey, Government of, 14.00%, 9/26/2012	3,027,158
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	6,704,775
4,900,000		Venezuela, Government of, 10.75%, 9/19/2013	4,734,625
15,150,000		Venezuela, Government of, 9.375%, 1/13/2034	10,642,875
4,300,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	2,627,386
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $77,044,573)	75,721,766
		EXCHANGE-TRADED MUTUAL FUNDS—2.4%
10,000		GML Agricultural Commodity Trade Finance Fund	1,000,000
150,000		Project and Trade Finance Core Fund	1,498,500
		TOTAL EXCHANGE-TRADED MUTUAL FUNDS (IDENTIFIED COST $2,500,000)	2,498,500
		MUTUAL FUND—1.7%
1,757,433	5,6	Prime Value Obligations Fund, Institutional Shares, 0.38% (AT NET ASSET VALUE)	1,757,433
		TOTAL INVESTMENTS --- 97.9% (IDENTIFIED COST $107,741,292)7	102,850,977
		OTHER ASSETS AND LIABILITIES --- NET --- 2.1%8	2,257,860
		TOTAL NET ASSETS --- 100%	$105,108,837

At August 31, 2009, the Fund had the following outstanding futures contracts:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
	1U.S. Treasury Notes 10-Year Short Futures	25	$2,930,469	December 2009	$(18,218)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2009, these restricted securities amounted to $29,333,148, which represented 27.9% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Directors (the “Directors”). At August 31, 2009, these liquid restricted securities amounted to $29,333,148, which represented 27.9% of total net assets.

4
The rate shown represents a weighted average coupon rate on settled positions at year end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

5	Affiliated company.
6	7-Day net yield.
7
At August 31, 2009, the cost of investments for federal tax purposes was $107,847,395. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $4,996,418. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,749,901 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,746,319.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency Securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Security	$---	$1,250	$---	$1,250
Debt Securities:
Corporate Bonds	---	22,369,528	---	22,369,528
Floating Rate Loan	---	502,500	---	502,500
Government/Agencies	---	75,721,766	---	75,721,766
Exchanged-Traded Mutual Funds	2,498,500	---	---	2,498,500
Mutual Fund	1,757,433	---	---	1,757,433
TOTAL SECURITIES	$4,255,933	$98,595,044	$---	$102,850,977
OTHER FINANCIAL INSTRUMENTS*	$(18,218)	$---	$---	$(18,218)

*Other financial instruments include futures contracts.

Federated International Leaders Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--99.5%
		Automobiles & Components--6.4%
64,282		Bayerische Motoren Werke AG	$2,934,518
54,151		Daimler AG	2,448,261
		TOTAL	5,382,779
		Banks--15.9%
34,503		BNP Paribas SA	2,784,451
158,423		Banco Santander, SA	2,443,542
114,600	1	Bangkok Bank Public Co., Ltd.	375,107
94,000		DBS Group Holdings Ltd.	823,571
177,600		Dah Sing Financial Group	960,111
413,054		HSBC Holdings PLC	4,393,087
99,000		United Overseas Bank Ltd.	1,146,029
56,000		Wing Hang Bank Ltd.	507,079
		TOTAL	13,432,977
		Capital Goods--4.7%
97,800		Assa Abloy AB, Class B	1,568,122
76,500		Ingersoll-Rand PLC, Class A	2,363,085
		TOTAL	3,931,207
		Commercial & Professional Services--6.8%
67,142		Adecco SA	3,227,889
459,936		Michael Page International PLC	2,537,061
		TOTAL	5,764,950
		Consumer Durables & Apparel--7.1%
95,476		Compagnie Financiere Richemont SA, Class A	2,610,711
9,902		Swatch Group AG, Class B	2,143,660
20,122		Tod's SpA	1,257,440
		TOTAL	6,011,811
		Consumer Services--3.2%
29,254		Accor SA	1,544,522
92,115		InterContinental Hotels Group PLC	1,142,387
		TOTAL	2,686,909
		Diversified Financials--18.6%
68,152		Credit Suisse Group AG	3,473,533
171,429		Invesco Ltd.	3,557,152
76,120		Janus Capital Group, Inc.	968,246
72,658		Julius Baer Holding Ltd., Zurich, Class B	3,708,481
162,600		Schroders PLC	2,845,587
60,810		UBS AG	1,124,430
		TOTAL	15,677,429
		Energy--3.8%
28,800		Tidewater, Inc.	1,243,296
26,341	1	Transocean Ltd.	1,997,701
		TOTAL	3,240,997
		Food Beverage & Tobacco--6.1%
185,528		Cadbury PLC	1,749,210
122,408		Diageo PLC	1,900,856
36,941		Nestle SA	1,535,385
		TOTAL	5,185,451
		Household & Personal Products--1.6%
13,500		L'Oreal SA	1,331,470
		Insurance--3.6%
68,118		AXA	1,557,375
51,314		Sun Life Financial Services of Canada	1,511,710
		TOTAL	3,069,085
		Materials--5.3%
45,310		Akzo Nobel NV	2,568,080
2,682		Givaudan SA	1,930,315
		TOTAL	4,498,395
		Media--5.7%
138,400		Grupo Televisa SA, GDR	2,419,232
757,500		Media Prima Bhd	316,933
249,752		WPP PLC	2,099,408
		TOTAL	4,835,573
		Real Estate--5.1%
220,000		City Developments Ltd.	1,515,339
266,900	1	Hang Lung Properties Ltd.	831,726
147,086		Sun Hung Kai Properties	1,982,267
		TOTAL	4,329,332
		Retailing--2.2%
76,269		Signet Jewelers Ltd.	1,847,998
		Transportation--3.4%
70,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	2,909,880
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,092,824)	84,136,243
		MUTUAL FUND--0.0%
8,224	2,3	Prime Value Obligations Fund, Institutional Shares, 0.38% (AT NET ASSET VALUE)	8,224
		TOTAL INVESTMENTS --- 99.5% (IDENTIFIED COST $69,101,048)4	84,144,467
		OTHER ASSETS AND LIABILITIES --- NET --- 0.5%5	410,972
		TOTAL NET ASSETS --- 100%	$84,555,439

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At August 31, 2009, the cost of investments for federal tax purposes was $69,101,048.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $15,043,419.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,288,639 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,245,220.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$2,211,542	$-	$-	$2,211,542
International	16,606,759	65,317,942	-	81,924,701
Mutual Fund	8,224	-	-	8,224
TOTAL SECURITIES	$18,826,525	$65,317,942	$-	$84,144,467

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

Federated International Small-Mid Company Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Shares	Value in U.S. Dollars

		COMMON STOCKS—98.4%
		Automobiles & Components--1.1%
119,800		Toyoda Gosei Co. Ltd.	$3,439,704
		Banks--4.8%
710,100	1	Bangkok Bank Public Co. Ltd.	2,324,291
146,999		Deutsche Postbank AG	5,229,792
986,000	1	Kasikornbank PCL	2,204,896
539,100	1	Turkiye Halk Bankasi AS	2,924,595
245,000		Wing Hang Bank Ltd.	2,218,471
		TOTAL	14,902,045
		Capital Goods--29.7%
294,000		Asahi Glass Co. Ltd.	2,542,048
182,000		Assa Abloy AB, Class B	2,918,183
8,274,100	1	China South Locomotive	4,908,563
454,158		Cobham PLC	1,488,637
387,745		Cookson Group PLC	2,468,574
25,918		Faiveley SA	2,015,007
221,374		GEA Group AG	3,924,398
90,021		Gamesa Corporacion Tecnologica SA	1,980,566
143,672		Gildemeister AG	1,818,860
695,000	1	Hansen Transmissions International NV	1,527,003
82,100		Hochtief AG	6,088,318
46,442	1	Hyundai Engineering & Construction Co.	2,236,721
126,247		Imtech NV	3,063,433
101,200		Ingersoll-Rand PLC, Class A	3,126,068
204,000		JGC Corp.	3,763,695
137,000	1	Japan Steel Works	1,693,614
128,350		Konecranes Oyj	3,639,465
61,260		LG Corp.	3,730,520
155,000		NPC, Inc.	4,245,436
124,221		Obrascon Huarte Lain, SA	3,253,731
1,749,000	1	PT United Tractors	2,358,439
89,027	1	Renewable Energy Corp AS	605,388
304,589		Rolls-Royce Group PLC	2,233,458
141,000		SNC-Lavalin Group, Inc.	5,968,431
83,541	1	Saft Groupe SA	3,703,596
53,260		Samsung Techwin Co., Ltd	3,313,449
1,630,000		Sembcorp Marine Ltd.	3,490,788
179,600	1	Suntech Power Holdings Co. Ltd., ADR	2,552,116
135,700		THK Co. Ltd.	2,531,373
172,823		Trevi Finanziaria SPA	2,827,375
1,446,200	1	Zhuzhou CSR Times Electric Co., Ltd.	2,462,173
		TOTAL	92,479,426
		Commercial & Professional Services--2.6%
256,749		Aggreko PLC	2,766,844
14,773,000	1	China Everbright International Ltd.	5,410,331
		TOTAL	8,177,175
		Consumer Durables & Apparel--3.0%
4,881,500	1	361 Degrees International Ltd.	2,096,775
1,876,870	1	Anta Sports Products Ltd.	2,316,702
37,100		Shimano, Inc.	1,577,372
3,434,000		Techtronic Industries Co.	3,365,426
		TOTAL	9,356,275
		Diversified Financials--7.8%
1,213,200	1	Bursa Malaysia Bhd	2,688,142
114,500		Hong Kong Exchanges & Clearing Ltd.	1,997,915
459,448		ICAP PLC	3,187,336
179,390		Invesco Ltd.	3,722,343
1,764	1	Kabu.com Securities Co. Ltd.	2,196,815
504		Osaka Securities Exchange Co. Ltd.	2,299,357
988,000		Singapore Exchange Ltd.	5,725,486
76,400		TMX Group, Inc.	2,466,993
		TOTAL	24,284,387
		Energy--8.6%
432,785		Amec PLC	5,287,903
192,400		Banpu Public Co. Ltd.	2,273,991
517,000	1	Deep Sea Supply PLC	865,085
2,302,000		Ezra Holdings Ltd.	2,616,053
58,050		Fred Olsen Energy ASA	1,972,281
49,916		Fugro NV	2,694,625
942,000	1	Indo Tambangraya Megah PT	2,305,925
65,626		Tecnicas Reunidas SA	3,567,677
244,423	1	Wellstream Holdings PLC	1,942,727
664,995		Wood Group (John) PLC	3,203,247
		TOTAL	26,729,514
		Food Beverage & Tobacco--0.5%
272,871		Britvic	1,526,327
		Materials--16.0%
65,200		Agrium, Inc.	3,117,808
272,000		Air Water, Inc.	3,126,029
226,507		Antofagasta Holdings PLC	2,799,412
496,313		Aquarius Platinum Ltd.	2,144,685
1,334,000	1	China National Building Material Co., Ltd.	2,803,859
528,800	1	First Uranium Corp.	1,251,055
400,200	1	HudBay Minerals, Inc.	3,085,351
279,595	1	Kazakhmys PLC	4,438,490
127,200		Kinross Gold Corp.	2,410,440
1,544,800	1	Lee & Man Paper Manufacturing Ltd.	2,505,340
2,211,000		Nine Dragons Paper Holdings Ltd.	2,451,823
34,207		Salzgitter AG	3,256,219
80,100		Sociedad Quimica Y Minera de Chile, ADR	2,789,883
158,000	1	Teck Cominco Ltd., Class B	3,813,072
354,900	1	Thompson Creek Metals Co., Inc.	4,081,350
314,000		Tokuyama Corp.	2,175,645
141,323	1	Votorantim Celulose e Papel SA, ADR	2,234,317
47,400		Yara International ASA	1,287,275
		TOTAL	49,772,053
		Media--1.0%
374,406	1	Rightmove PLC	3,262,149
		Pharmaceuticals, Biotechnology & Life Sciences--2.1%
54,640	1	Actelion Ltd.	3,156,300
109,414	1	Qiagen NV	2,252,680
50,000		Shionogi and Co.	1,220,894
		TOTAL	6,629,874
		Real Estate--1.3%
2,331,300		Keppel Land Ltd.	4,135,376
		Retailing--1.0%
39,100		Nitori Co.	3,023,198
		Semiconductors & Semiconductor Equipment--5.0%
160,348	1	ASM Lithography Holding NV	4,408,612
231,900	1	Aixtron AG	4,554,627
224,920	1	Hynix Semiconductor, Inc.	3,949,453
97,800	1	ULVAC, Inc.	2,804,544
		TOTAL	15,717,236
		Software & Services--6.0%
234,318	1	Autonomy Corp. PLC	4,927,557
375,600	1	Giant Interactive Group, Inc., ADR	2,835,780
154,404		Indra Sistemas SA	3,665,730
162,865	1	NICE-Systems Ltd., ADR	4,563,477
24,010	1	UbiSoft Entertainment SA	427,911
208,481	1	Wire Card AG	2,194,214
		TOTAL	18,614,669
		Technology Hardware & Equipment--6.1%
2,929,300	1	Comba Telecom Systems Holdings Ltd.	1,907,059
19,000		Hirose Electric Co. Ltd.	2,336,353
14,206,500	1	Inspur International Ltd.	2,129,154
124,380	1	LG Display Co. Ltd.	3,673,785
20,500	1	LG Innotek Co., Ltd.	1,980,793
51,049		Samsung Electro-Mechanics Co.	3,647,547
27,393		Samsung SDI Co. Ltd.	3,240,747
		TOTAL	18,915,438
		Telecommunication Services--1.8%
319,674	1	Inmarsat Ltd.	2,705,141
39,900	1	Millicom International Cellular SA	2,815,344
		TOTAL	5,520,485
		TOTAL COMMON STOCKS (IDENTIFIED COST $237,846,701)	306,485,331
		EXCHANGE-TRADED FUND--0.9%
77,157		iShares MSCI Emerging Market Index Fund (IDENTIFIED COST $1,877,029)	2,724,414
		MUTUAL FUND--0.4%
1,315,650	2,3	Prime Value Obligations Fund, Institutional Shares, 0.38% (AT NET ASSET VALUE)	1,315,650
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $241,039,380)4	310,525,395
		OTHER ASSETS AND LIABILITIES—NET—0.3%5	786,630
		TOTAL NET ASSETS—100%	$311,312,025

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At August 31, 2009, the cost of investments for federal tax purposes was $241,039,380. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $69,486,015. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $81,735,397 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,249,382.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$50,833,827	$---	$---	$50,833,827
International	$---	$255,651,504		$255,651,504
Exchange-Traded Fund	$2,724,414	---	---	$2,724,414
Mutual Fund	$1,315,650	---	---	$1,315,650
TOTAL SECURITIES	$54,873,891	$255,651,504	$---	$310,525,395

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated World Investment Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009